Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of basic earnings per share
Basic earnings per share increased in comparison to the prior year due to higher net income for the period:

($ in millions, except share data and earnings per share)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Net income/(loss) for the period	(289.4)	7.63	(23.7)
Interest accrued on preference shares	(133.7)	(119.4)	(132.1)

Net loss attributable to shareholders	(423.1)	(111.8)	(155.8)

Basic weighted average number of ordinary shares outstanding	91,152,556	91,152,556	91,152,556

Basic earnings per share	(4.64)	(1.23)	(1.71)